UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Fundamental Investors

[photo – close up of a paint palette]

Semi-annual report for the six months ended June 30, 2008

Fundamental InvestorsSM seeks long-term growth of capital and income primarily through investments in common stocks.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2008:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–10.79%	12.65%	7.15%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.60%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 to 25 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 1.52% (1.50% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 2.27%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 5.

Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

[photo – close up of paint palette]

Fellow shareholders:

For the six months ended June 30, 2008, the value of an investment in Fundamental Investors fell 7.3%. This return includes reinvestment of regular quarterly dividends totaling 24 cents a share and a capital gain distribution of 26 cents a share.

The fund declined less than its two primary benchmarks. The unmanaged Standard & Poor’s 500 Composite Index dropped 11.9% while the Lipper Growth and Income Funds Index, a measure of the fund’s category peers, lost 11.4%.

Because Fundamental Investors is able to invest up to 30% of its assets outside the United States and Canada, we include results for the MSCI World Index, a measure of stock markets in 23 developed countries. That index declined 10.2% for the six months.

For the 12 months, Fundamental Investors recorded a 5.3% decline, faring better than the abovementioned benchmarks.

When faced with negative returns and difficult market conditions, long-term results can offer valuable perspective. The fund has provided shareholders with solid returns and bested its benchmarks over all of the longer periods shown in the table below.

[Begin Sidebar]

Results at a glance

For periods ended June 30, 2008, with all distributions reinvested

	Total returns	Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*
Fundamental Investors
(Class A shares)	–7.3%	–5.3%	14.0%	7.8%	13.7%
Standard & Poor’s 500
Composite Index†	–11.9	–13.1	7.6	2.9	12.2
Lipper Growth and Income
Funds Index	–11.4	–14.4	8.0	3.5	11.5
MSCI World Index†	–10.2	–10.2	12.5	4.7	11.5

*Since Capital Research and Management Company began managing the fund on August 1, 1978.
†	Unmanaged.
[End Sidebar]

A broad-based downturn

Continuing fallout from the sharp housing downturn and rapidly escalating oil prices weighed heavily on investors and consumers during the reporting period. As bad news piled up, safe havens were in short supply and stock market declines proved deep and broad based.

Financial companies led the descent. Their declines were perhaps most dramatically evident in the near failure and subsequent government-engineered takeover of Bear Stearns, once the country’s fifth largest investment bank. The Federal Reserve’s intervention in this crisis was one of many steps the U.S. central bank — and central banks worldwide — took to shore up ailing financial systems. Despite these actions, credit remained tight and, along with oil prices, threatened to push the global economy into recession.

Against this backdrop, the U.S. dollar continued to weaken against most major currencies, including the euro, yen and Swiss franc.

Solid relative results

While certainly not spared the pain of the broader market, the fund did have certain factors weighing in its favor.

For example, two sectors of the market showing relative strength were energy and materials. Fundamental Investors has sizable positions in both areas, with energy companies representing the largest share of fund assets. In recent years, these holdings have been strong contributors to returns, as stock prices for most have risen alongside oil prices. For the six months, oil services companies Tenaris (+66.6%) and Schlumberger (+9.2%), and energy producers CONSOL Energy (+57.1%) and Suncor Energy (+7.0%) — all top 10 holdings — finished well into positive territory. Of the more than 20 energy companies held for the full period, only Marathon Oil (–14.8%) and Royal Dutch Shell (–3.0%) lost ground.

Among materials companies, seed and crop protection chemicals manufacturer Syngenta (+28.1%) rose sharply, as did fertilizer producers Potash Corp. (+58.8%) and Mosaic (+53.4%). Mining companies U.S. Steel (+52.8%), BHP Billiton (+21.6%) and Barrick Gold (+8.2%) also posted positive returns.

As indicated, financials were at the opposite end of the spectrum. Several of our larger holdings in the sector, including Freddie Mac (–51.9%), Fannie Mae (–51.2%), Citigroup (–43.1%) and Bank of America (–42.2%), were greatly affected by housing and mortgage troubles.

While negative returns for these stocks had a meaningful impact on results, Fundamental Investors did not bear the full brunt of the sector decline, as financials made up a relatively modest percent of the portfolio.

Among the fund’s remaining top 10 positions, drug manufacturer Roche (+4.6%) finished in positive territory, while Nokia (–36.2%), Merck (–35.1%), Cisco (–14.1%), Yahoo! (–11.2%) and Oracle (–7.0%) slipped to varying degrees.

[Begin Sidebar]
Fundamental Investors’ 10 largest holdings

Company	Country	Percent of net assets

Suncor Energy	Canada	4.3%
Roche	Switzerland	1.7
Oracle	United States	1.7
Tenaris	Argentina	1.6
Nokia	Finland	1.5
CONSOL Energy	United States	1.5
Schlumberger	United States	1.4
Merck	United States	1.4
Cisco Systems	United States	1.4
Yahoo!	United States	1.4
[End Sidebar]

Weakness creates opportunity

Market downturns present significant challenges but they also provide long-term investors with significant opportunities. We took advantage of market weakness during the period to establish or add to a wide variety of positions. Among our larger investments were mining giant Freeport-McMoRan, industrial equipment producer Schneider, utility American Water Works and McDonald’s.

One area in which we found multiple opportunities was pharmaceuticals, which has traditionally been something of a safe haven during market declines. Guided by our research-driven approach, we invested in select companies rather than “buying the sector.” In this case that included a number of attractively valued firms that offered a history of solid dividends and what we believe to be favorable future prospects.

An uncertain future

Looking ahead, we remain quite cautious. Much of our concern centers on oil prices and uncertainty in the financials sector. With respect to the latter, accurate predictions over the scope and cost of the turmoil have proved elusive. For instance, after the close of the period, the failure of regional bank IndyMac, as well as further troubles at Freddie Mac and Fannie Mae, came as a reminder that the sector remained on shaky ground.

We know that even for those with long-term perspectives, volatile markets and steep downturns are difficult. In both good times and bad, we remain focused on the task at hand: paying close attention to risk as we seek investment opportunities that will benefit shareholders. We will not waver from this objective regardless of the market conditions we face in the months ahead.

Sincerely,

/s/ James F. Rothenberg	/s/ Dina N. Perry
James F. Rothenberg	Dina N. Perry
Vice Chairman	President

August 7, 2008

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2008

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–10.45%	12.88%	5.39%
Not reflecting CDSC	–6.05	13.12	5.39

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–6.96	13.05	6.57
Not reflecting CDSC	–6.08	13.05	6.57

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	–5.36	13.95	7.42

Class 529-A shares† — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–10.82	12.57	8.47
Not reflecting maximum sales charge	–5.38	13.91	9.49

Class 529-B shares† — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–10.56	12.70	8.86
Not reflecting CDSC	–6.17	12.95	8.86

Class 529-C shares† — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–7.02	12.96	8.57
Not reflecting CDSC	–6.14	12.96	8.57

Class 529-E shares*† — first sold 3/7/02	–5.66	13.55	8.26

Class 529-F shares*† — first sold 9/23/02
Not reflecting annual asset-based fee charged by
sponsoring firm	–5.20	14.01	14.87

*These shares are sold without any initial or contingent deferred sales charge.
†	Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, June 30, 2008	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Energy	17.71%
Information technology	14.92
Industrials	12.40
Materials	9.73
Health care	8.58
Other industries	27.20
Convertible securities	.04
Short-term securities & other assets less liabilities	9.42
[end pie chart]

Country diversification	(percent of net assets)
United States	61.9%
Euro zone *	8.5
Canada	7.1
Switzerland	3.0
Japan	2.7
United Kingdom	2.0
Other countries	5.4
Short-term securities & other assets less liabilities	9.4

*Countries using the euro as a common currency; those represented in the fund's portfolio are Finland, France, Germany, Ireland, Italy and the Netherlands.

	Shares	Market value (000)	Percent of net assets
Common stocks - 90.54%

Energy - 17.71%
Suncor Energy Inc.	37,566,206	$2,184,168	4.29%
Tenaris SA (ADR)	10,695,000	796,777	1.57
CONSOL Energy Inc. (1)	6,700,000	752,879	1.48
Schlumberger Ltd.	6,675,000	717,095	1.41
Occidental Petroleum Corp.	6,404,244	575,485	1.13
Diamond Offshore Drilling, Inc.	3,150,000	438,291	.86
Murphy Oil Corp.	4,343,636	425,893	.84
EnCana Corp.	3,800,000	348,427	.68
Chevron Corp.	3,185,674	315,796	.62
Other securities		2,457,361	4.83
		9,012,172	17.71

Information technology - 14.92%
Oracle Corp. (2)	41,000,000	861,000	1.69
Nokia Corp. (3)	18,900,000	463,257
Nokia Corp. (ADR)	12,196,000	298,802	1.50
Cisco Systems, Inc. (2)	30,082,500	699,719	1.38
Yahoo! Inc. (2)	33,710,000	696,449	1.37
Microsoft Corp.	19,295,000	530,805	1.04
Google Inc., Class A (2)	865,000	455,353	.89
International Business Machines Corp.	3,000,000	355,590	.70
Corning Inc.	12,520,000	288,586	.57
Other securities		2,943,020	5.78
		7,592,581	14.92

Industrials - 12.40%
Deere & Co.	8,820,000	636,187	1.25
Caterpillar Inc.	7,950,000	586,869	1.15
Union Pacific Corp.	6,100,000	460,550	.91
Schneider Electric SA (3)	3,985,075	429,791	.84
Emerson Electric Co.	7,400,000	365,930	.72
General Electric Co.	12,650,000	337,628	.66
Parker Hannifin Corp.	4,200,000	299,544	.59
General Dynamics Corp.	3,545,800	298,556	.59
Other securities		2,896,036	5.69
		6,311,091	12.40

Materials - 9.73%
Syngenta AG (3)	1,954,750	634,618	1.25
Rohm and Haas Co. (4)	10,402,700	483,101	.95
Freeport-McMoRan Copper & Gold Inc.	4,000,000	468,760	.92
Bayer AG, non-registered shares (3)	4,500,000	378,200	.74
USX Corp.	2,000,000	369,560	.73
Potash Corp. of Saskatchewan Inc.	1,509,100	344,935	.68
Alcoa Inc.	8,150,000	290,303	.57
Other securities		1,978,289	3.89
		4,947,766	9.73

Health care - 8.58%
Roche Holding AG (3)	4,925,000	886,567	1.74
Merck & Co., Inc.	18,890,800	711,994	1.40
Eli Lilly and Co.	13,998,400	646,166	1.27
Wyeth	9,000,000	431,640	.85
Other securities		1,689,612	3.32
		4,365,979	8.58

Consumer discretionary - 7.47%
McDonald's Corp.	9,906,400	556,938	1.10
Lowe's Companies, Inc.	20,310,000	421,432	.83
Other securities		2,820,327	5.54
		3,798,697	7.47

Financials - 5.69%
Citigroup Inc.	22,750,000	381,290	.75
Fannie Mae	8,666,717	169,088	.33
Freddie Mac	4,321,700	70,876	.14
Other securities		2,272,673	4.47
		2,893,927	5.69

Consumer staples - 3.36%
Wal-Mart Stores, Inc.	6,500,000	365,300	.72
Other securities		1,342,835	2.64
		1,708,135	3.36

Telecommunication services - 3.30%
AT&T Inc.	17,612,500	593,365	1.17
Verizon Communications Inc.	8,650,000	306,210	.60
Other securities		777,718	1.53
		1,677,293	3.30

Utilities - 3.02%
Questar Corp.	5,000,000	355,200	.70
Exelon Corp.	3,145,000	282,924	.55
Other securities		898,793	1.77
		1,536,917	3.02

MISCELLANEOUS - 4.36%
Other common stocks in initial period of acquisition		2,216,150	4.36

Total common stocks (cost: $38,330,308,000)		46,060,708	90.54

	Shares	Market value (000)	Percent of net assets
Convertible securities - 0.04%

Financials - 0.04%
Other securities		$21,298	.04

Total convertible securities (cost: $23,500,000)		21,298	.04

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 9.48%

Federal Home Loan Bank 1.71%-2.47% due 7/23/2008-2/23/2009	$1,124,500	1,119,837	2.20
Freddie Mac 2.00%-2.553% due 7/2-12/3/2008	814,316	810,467	1.59
U.S. Treasury Bills 1.327%-1.851% due 8/14-11/6/2008	405,300	403,781	.80
Fannie Mae 1.70%-2.14% due 8/18/2008-2/24/2009	355,300	352,810	.69
AT&T Inc. 2.10%-2.27% due 7/7-8/19/2008 (5)	242,700	242,418	.48
Wal-Mart Stores Inc. 1.90%-2.10% due 7/7-12/22/2008 (5)	191,500	189,377	.37
Caterpillar Financial Services Corp. 2.15% due 7/23/2008	40,000	39,945	.08
Merck & Co. Inc. 2.10%-2.15% due 7/25-8/15/2008	34,400	34,331	.07
John Deere Capital Corp. 2.03%-2.07% due 7/8-7/29/2008 (5)	16,016	15,999	.03
Other securities		1,613,267	3.17

Total short-term securities (cost: $4,823,887,000)		4,822,232	9.48

Total investment securities (cost: $43,177,695,000)		50,904,238	100.06
Other assets less liabilities		(29,902)	(0.06)

Net assets		$50,874,336	100.00%

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/08 (000)

Rohm and Haas Co.	8,607,300	1,795,400	-	10,402,700	$8,028	$483,101
Corporate Executive Board Co.	2,304,200	-	-	2,304,200	2,028	96,892
C&C Group PLC (3)	16,055,047	-	-	16,055,047	3,771	88,789
					$13,827	$668,782

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 10/2/2003 at a cost of $61,372,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $776,801,000, which represented 1.53% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $8,784,228,000, which represented 17.27% of the net assets of the fund.

(4) Represents an affiliated company as defined under the Investment Company Act of 1940.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,851,081,000, which represented 3.64% of the net assets of the fund.

Key to abbreviations:
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at June 30, 2008		(dollars in thousands)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $42,347,871)		$50,235,456
Affiliated issuers (cost: $829,824)		668,782	$50,904,238
Cash denominated in non-U.S. currencies
(cost: $603)			603
Cash			94
Receivables for:
Sales of investments		45,751
Sales of fund's shares		132,655
Dividends and interest		72,524	250,930
			51,155,865
Liabilities:
Payables for:
Purchases of investments		184,932
Repurchases of fund's shares		64,804
Investment advisory services		9,759
Services provided by affiliates		18,919
Directors' deferred compensation		2,747
Other		368	281,529
Net assets at June 30, 2008			$50,874,336

Net assets consist of:
Capital paid in on shares of capital stock			$42,452,176
Undistributed net investment income			325,575
Undistributed net realized gain			369,909
Net unrealized appreciation			7,726,676
Net assets at June 30, 2008			$50,874,336

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,500,000 shares, $1.00 par value (1,310,255 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$37,829,724	973,920	$38.84
Class B	1,534,241	39,592	38.75
Class C	2,166,821	55,976	38.71
Class F	4,054,526	104,432	38.82
Class 529-A	680,550	17,533	38.82
Class 529-B	79,485	2,048	38.80
Class 529-C	207,419	5,347	38.80
Class 529-E	29,881	770	38.80
Class 529-F	27,647	713	38.79
Class R-1	74,901	1,934	38.72
Class R-2	505,670	13,066	38.70
Class R-3	1,372,373	35,393	38.78
Class R-4	1,121,515	28,915	38.79
Class R-5	1,189,583	30,616	38.85
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $41.21 and $41.19, respectively.

See Notes to Financial Statements

Statement of operations
for the six months ended June 30, 2008
Investment income:			unaudited
Income:		(dollars in thousands)
Dividends (net of non-U.S.
taxes of $27,064; also includes
$13,827 from affiliates)		$523,260
Interest		69,404	$592,664

Fees and expenses*:
Investment advisory services		62,671
Distribution services		76,942
Transfer agent services		20,396
Administrative services		8,044
Reports to shareholders		977
Registration statement and prospectus		1,168
Postage, stationery and supplies		1,709
Directors' compensation		252
Auditing and legal		25
Custodian		709
State and local taxes		1
Other		114
Total fees and expenses before waiver		173,008
Less investment advisory services waiver		6,267
Total fees and expenses after waiver			166,741
Net investment income			425,923

Net realized gain and unrealized
depreciation on investments
and currency:
Net realized gain (loss) on:
Investments		383,857
Currency transactions		(4,711)	379,146
Net unrealized (depreciation) appreciation on:
Investments		(4,670,798)
Currency translations		159	(4,670,639)
Net realized gain and
unrealized depreciation
on investments and currency			(4,291,493)
Net decrease in net assets resulting
from operations			$ (3,865,570)

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Six months ended June 30, 2008*	Year ended December 31, 2007

Operations:
Net investment income		$425,923	$1,063,193
Net realized gain on investments and
currency transactions		379,146	2,686,389
Net unrealized (depreciation) appreciation
on investments and currency translations		(4,670,639)	1,808,390
Net (decrease) increase in net assets
resulting from operations		(3,865,570)	5,557,972

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gain		(279,925)	(998,744)

Distributions from net realized gain on investments		(316,887)	(2,310,752)

Total dividends and distributions paid to shareholders		(596,812)	(3,309,496)

Net capital share transactions		4,959,657	8,940,644

Total increase in net assets		497,275	11,189,120

Net assets:
Beginning of period		50,377,061	39,187,941
End of period (including undistributed
net investment income: $325,575 and $179,577, respectively)		$50,874,336	$50,377,061

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization – Fundamental Investors, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income primarily through investments in common stocks.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of issuers of debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended June 30, 2008, there were no non-U.S. taxes paid on realized gains. As of June 30, 2008, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2005.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2007, the fund had tax basis undistributed ordinary income of $183,197,000, currency loss deferrals (realized during the period November 1, 2007, through December 31, 2007) of $1,058,000 and undistributed long-term capital gains of $316,213,000.

As of June 30, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$12,617,483
Gross unrealized depreciation on investment securities	<4,902,280>
Net unrealized appreciation on investment securities	7,715,203
Cost of investment securities	43,189,035

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2008			Year ended December 31, 2007
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$225,939	$241,667	$467,606	$809,465	$1,788,460	$2,597,925
Class B	3,493	10,320	13,813	23,044	76,989	100,033
Class C	4,136	13,050	17,186	26,701	93,931	120,632
Class F	21,517	21,382	42,899	61,524	146,701	208,225
Class 529-A	3,734	4,135	7,869	12,265	29,043	41,308
Class 529-B	127	506	633	998	3,671	4,669
Class 529-C	323	1,251	1,574	2,393	8,837	11,230
Class 529-E	123	187	310	487	1,322	1,809
Class 529-F	145	134	279	404	908	1,312
Class R-1	121	389	510	710	2,590	3,300
Class R-2	887	3,036	3,923	6,021	21,466	27,487
Class R-3	5,397	7,755	13,152	18,381	52,112	70,493
Class R-4	6,112	6,485	12,597	16,207	39,566	55,773
Class R-5	7,871	6,590	14,461	20,144	45,156	65,300
Total	$279,925	$316,887	$596,812	$998,744	$2,310,752	$3,309,496

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

 Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.232% on such assets in excess of $55 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2008, total investment advisory services fees waived by CRMC were $6,267,000. As a result, the fee shown on the accompanying financial statements of $62,671,000, which was equivalent to an annualized rate of 0.252%, was reduced to $56,404,000, or 0.227% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$45,610	$19,593	Not applicable	Not applicable	Not applicable
Class B	7,869	803	Not applicable	Not applicable	Not applicable
Class C	10,327	Included in administrative services	$1,382	$174	Not applicable
Class F	4,439		1,691	151	Not applicable
Class 529-A	646		293	42	$326
Class 529-B	393		35	11	39
Class 529-C	989		89	22	99
Class 529-E	73		13	2	15
Class 529-F	-		10	1	11
Class R-1	323		23	20	Not applicable
Class R-2	1,809		350	709	Not applicable
Class R-3	3,151		938	314	Not applicable
Class R-4	1,313		745	20	Not applicable
Class R-5	Not applicable		509	10	Not applicable
Total	$76,942	$20,396	$6,078	$1,476	$490

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $252,000, shown on the accompanying financial statements, includes $240,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on a valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2008 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$ 37,297,779
Level 2 – Other significant observable inputs	13,606,459 *
Level 3 – Significant unobservable inputs	-
Total	$50,904,238

* Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2008
Class A	$4,072,111	101,466	$447,094	11,270	$(2,177,544)	(54,642)	$2,341,661	58,094
Class B	150,629	3,762	13,382	340	(154,089)	(3,862)	9,922	240
Class C	441,350	11,023	16,580	422	(158,114)	(3,985)	299,816	7,460
Class F	1,457,399	36,345	38,385	967	(362,282)	(9,112)	1,133,502	28,200
Class 529-A	107,510	2,681	7,868	199	(20,001)	(499)	95,377	2,381
Class 529-B	7,982	199	633	16	(2,367)	(59)	6,248	156
Class 529-C	35,912	896	1,573	40	(7,817)	(196)	29,668	740
Class 529-E	4,420	110	310	8	(1,287)	(32)	3,443	86
Class 529-F	10,547	263	279	7	(1,460)	(37)	9,366	233
Class R-1	31,210	778	508	13	(8,431)	(212)	23,287	579
Class R-2	134,897	3,384	3,922	100	(61,766)	(1,551)	77,053	1,933
Class R-3	465,138	11,581	13,107	331	(152,432)	(3,819)	325,813	8,093
Class R-4	460,880	11,371	12,577	317	(140,215)	(3,524)	333,242	8,164
Class R-5	359,741	8,936	14,097	354	(102,579)	(2,551)	271,259	6,739
Total net increase
(decrease)	$7,739,726	192,795	$570,315	14,384	$(3,350,384)	(84,081)	$4,959,657	123,098

Year ended December 31, 2007
Class A	$6,456,455	150,249	$2,483,027	58,072	$(4,147,003)	(96,202)	$4,792,479	112,119
Class B	235,580	5,496	96,689	2,265	(166,258)	(3,864)	166,011	3,897
Class C	687,356	16,009	116,095	2,721	(205,156)	(4,780)	598,295	13,950
Class F	1,620,221	37,361	185,210	4,331	(467,079)	(10,793)	1,338,352	30,899
Class 529-A	195,316	4,545	41,303	966	(30,624)	(708)	205,995	4,803
Class 529-B	15,494	361	4,669	109	(3,171)	(73)	16,992	397
Class 529-C	63,670	1,483	11,229	263	(12,819)	(297)	62,080	1,449
Class 529-E	7,666	179	1,809	42	(1,862)	(43)	7,613	178
Class 529-F	9,733	225	1,312	31	(2,366)	(55)	8,679	201
Class R-1	40,043	927	3,279	77	(10,137)	(236)	33,185	768
Class R-2	238,540	5,572	27,471	644	(101,887)	(2,364)	164,124	3,852
Class R-3	733,841	17,019	70,429	1,648	(193,827)	(4,485)	610,443	14,182
Class R-4	506,361	11,794	55,763	1,306	(143,084)	(3,308)	419,040	9,792
Class R-5	547,603	12,544	63,750	1,490	(93,997)	(2,173)	517,356	11,861
Total net increase
(decrease)	$11,357,879	263,764	$3,162,035	73,965	$(5,579,270)	(129,381)	$8,940,644	208,348

* Includes exchanges between share classes of the fund.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $10,115,315,000 and $5,786,493,000, respectively, during the six months ended June 30, 2008.

Financial highlights(1)

		(Loss) income from investment operations(2)				Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim-bursements/ waivers		Ratio of expenses to average net assets after reim-bursements/ waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 6/30/2008(5)	$42.45	$.36	$(3.47)	$(3.11)	$(.24)	$(.26)	$(.50)	$38.84	(7.34)%	$37,830	.62%	(6)	.59%	(6)	1.79%	(6)
Year ended 12/31/2007	40.05	1.03	4.39	5.42	(.95)	(2.07)	(3.02)	42.45	13.55	38,877	.60		.57		2.40
Year ended 12/31/2006	35.40	.62	6.16	6.78	(.56)	(1.57)	(2.13)	40.05	19.24	32,187	.61		.58		1.60
Year ended 12/31/2005	32.25	.58	3.16	3.74	(.59)	-	(.59)	35.40	11.68	24,390	.62		.60		1.75
Year ended 12/31/2004	28.85	.61	3.35	3.96	(.56)	-	(.56)	32.25	13.91	21,543	.63		.63		2.05
Year ended 12/31/2003	22.23	.50	6.52	7.02	(.40)	-	(.40)	28.85	31.96	19,212	.66		.66		2.08
Class B:
Six months ended 6/30/2008(5)	42.35	.20	(3.45)	(3.25)	(.09)	(.26)	(.35)	38.75	(7.69)	1,534	1.37	(6)	1.35	(6)	1.03	(6)
Year ended 12/31/2007	39.96	.70	4.38	5.08	(.62)	(2.07)	(2.69)	42.35	12.70	1,667	1.36		1.33		1.63
Year ended 12/31/2006	35.33	.32	6.14	6.46	(.26)	(1.57)	(1.83)	39.96	18.33	1,417	1.38		1.35		.83
Year ended 12/31/2005	32.19	.33	3.15	3.48	(.34)	-	(.34)	35.33	10.84	1,090	1.39		1.36		.99
Year ended 12/31/2004	28.80	.38	3.35	3.73	(.34)	-	(.34)	32.19	13.03	971	1.40		1.39		1.29
Year ended 12/31/2003	22.19	.31	6.51	6.82	(.21)	-	(.21)	28.80	30.97	836	1.44		1.44		1.30
Class C:
Six months ended 6/30/2008(5)	42.31	.20	(3.46)	(3.26)	(.08)	(.26)	(.34)	38.71	(7.71)	2,167	1.42	(6)	1.40	(6)	.99	(6)
Year ended 12/31/2007	39.92	.70	4.36	5.06	(.60)	(2.07)	(2.67)	42.31	12.65	2,053	1.41		1.38		1.62
Year ended 12/31/2006	35.30	.30	6.13	6.43	(.24)	(1.57)	(1.81)	39.92	18.23	1,380	1.43		1.41		.77
Year ended 12/31/2005	32.17	.30	3.15	3.45	(.32)	-	(.32)	35.30	10.76	776	1.45		1.43		.91
Year ended 12/31/2004	28.78	.37	3.34	3.71	(.32)	-	(.32)	32.17	12.96	566	1.47		1.46		1.24
Year ended 12/31/2003	22.17	.30	6.51	6.81	(.20)	-	(.20)	28.78	30.93	413	1.50		1.50		1.23
Class F:
Six months ended 6/30/2008(5)	42.43	.36	(3.47)	(3.11)	(.24)	(.26)	(.50)	38.82	(7.35)	4,054	.62	(6)	.60	(6)	1.81	(6)
Year ended 12/31/2007	40.03	1.06	4.36	5.42	(.95)	(2.07)	(3.02)	42.43	13.55	3,235	.61		.58		2.45
Year ended 12/31/2006	35.39	.62	6.15	6.77	(.56)	(1.57)	(2.13)	40.03	19.21	1,815	.61		.58		1.58
Year ended 12/31/2005	32.24	.57	3.16	3.73	(.58)	-	(.58)	35.39	11.64	662	.66		.63		1.71
Year ended 12/31/2004	28.84	.59	3.35	3.94	(.54)	-	(.54)	32.24	13.84	463	.70		.70		2.02
Year ended 12/31/2003	22.22	.49	6.52	7.01	(.39)	-	(.39)	28.84	31.92	311	.71		.71		2.02
Class 529-A:
Six months ended 6/30/2008(5)	42.42	.35	(3.46)	(3.11)	(.23)	(.26)	(.49)	38.82	(7.35)	681	.67	(6)	.65	(6)	1.74	(6)
Year ended 12/31/2007	40.02	1.03	4.36	5.39	(.92)	(2.07)	(2.99)	42.42	13.49	643	.66		.64		2.37
Year ended 12/31/2006	35.38	.60	6.15	6.75	(.54)	(1.57)	(2.11)	40.02	19.16	414	.66		.63		1.55
Year ended 12/31/2005	32.24	.55	3.15	3.70	(.56)	-	(.56)	35.38	11.60	231	.70		.67		1.66
Year ended 12/31/2004	28.84	.59	3.34	3.93	(.53)	-	(.53)	32.24	13.77	146	.73		.72		2.00
Year ended 12/31/2003	22.22	.50	6.52	7.02	(.40)	-	(.40)	28.84	31.99	88	.68		.68		2.03
Class 529-B:
Six months ended 6/30/2008(5)	42.41	.18	(3.47)	(3.29)	(.06)	(.26)	(.32)	38.80	(7.76)	79	1.49	(6)	1.46	(6)	.92	(6)
Year ended 12/31/2007	40.01	.66	4.38	5.04	(.57)	(2.07)	(2.64)	42.41	12.57	80	1.48		1.46		1.53
Year ended 12/31/2006	35.37	.27	6.16	6.43	(.22)	(1.57)	(1.79)	40.01	18.18	60	1.50		1.47		.71
Year ended 12/31/2005	32.23	.27	3.16	3.43	(.29)	-	(.29)	35.37	10.66	40	1.54		1.52		.82
Year ended 12/31/2004	28.83	.33	3.35	3.68	(.28)	-	(.28)	32.23	12.83	29	1.59		1.59		1.13
Year ended 12/31/2003	22.22	.27	6.52	6.79	(.18)	-	(.18)	28.83	30.74	19	1.61		1.61		1.10
Class 529-C:
Six months ended 6/30/2008(5)	42.40	.19	(3.47)	(3.28)	(.06)	(.26)	(.32)	38.80	(7.73)	207	1.48	(6)	1.46	(6)	.93	(6)
Year ended 12/31/2007	40.00	.67	4.37	5.04	(.57)	(2.07)	(2.64)	42.40	12.58	195	1.48		1.45		1.56
Year ended 12/31/2006	35.37	.28	6.14	6.42	(.22)	(1.57)	(1.79)	40.00	18.16	126	1.49		1.47		.71
Year ended 12/31/2005	32.23	.27	3.16	3.43	(.29)	-	(.29)	35.37	10.68	71	1.53		1.51		.83
Year ended 12/31/2004	28.83	.34	3.34	3.68	(.28)	-	(.28)	32.23	12.84	45	1.58		1.58		1.14
Year ended 12/31/2003	22.22	.27	6.52	6.79	(.18)	-	(.18)	28.83	30.75	27	1.60		1.60		1.11
Class 529-E:
Six months ended 6/30/2008(5)	42.40	.29	(3.46)	(3.17)	(.17)	(.26)	(.43)	38.80	(7.50)	30	.97	(6)	.95	(6)	1.44	(6)
Year ended 12/31/2007	40.00	.88	4.38	5.26	(.79)	(2.07)	(2.86)	42.40	13.14	29	.97		.95		2.05
Year ended 12/31/2006	35.36	.48	6.15	6.63	(.42)	(1.57)	(1.99)	40.00	18.80	20	.97		.95		1.23
Year ended 12/31/2005	32.23	.44	3.15	3.59	(.46)	-	(.46)	35.36	11.24	12	1.02		.99		1.34
Year ended 12/31/2004	28.83	.49	3.35	3.84	(.44)	-	(.44)	32.23	13.40	7	1.06		1.05		1.66
Year ended 12/31/2003	22.21	.40	6.52	6.92	(.30)	-	(.30)	28.83	31.42	4	1.08		1.08		1.61
Class 529-F:
Six months ended 6/30/2008(5)	$42.39	$.38	$(3.45)	$(3.07)	$(.27)	$(.26)	$(.53)	$38.79	(7.27)%	$28	.47%	(6)	.45%	(6)	1.92%	(6)
Year ended 12/31/2007	40.00	1.13	4.33	5.46	(1.00)	(2.07)	(3.07)	42.39	13.69	20	.47		.45		2.62
Year ended 12/31/2006	35.36	.67	6.15	6.82	(.61)	(1.57)	(2.18)	40.00	19.40	11	.47		.45		1.73
Year ended 12/31/2005	32.22	.59	3.15	3.74	(.60)	-	(.60)	35.36	11.68	5	.58		.56		1.76
Year ended 12/31/2004	28.82	.58	3.33	3.91	(.51)	-	(.51)	32.22	13.73	2	.81		.80		1.95
Year ended 12/31/2003	22.22	.45	6.52	6.97	(.37)	-	(.37)	28.82	31.72	1	.82		.82		1.81
Class R-1:
Six months ended 6/30/2008(5)	42.31	.20	(3.46)	(3.26)	(.07)	(.26)	(.33)	38.72	(7.70)	75	1.40	(6)	1.38	(6)	1.03	(6)
Year ended 12/31/2007	39.93	.72	4.33	5.05	(.60)	(2.07)	(2.67)	42.31	12.62	57	1.44		1.42		1.67
Year ended 12/31/2006	35.31	.29	6.13	6.42	(.23)	(1.57)	(1.80)	39.93	18.19	23	1.47		1.43		.74
Year ended 12/31/2005	32.18	.29	3.16	3.45	(.32)	-	(.32)	35.31	10.74	11	1.50		1.46		.88
Year ended 12/31/2004	28.79	.37	3.33	3.70	(.31)	-	(.31)	32.18	12.92	6	1.53		1.49		1.26
Year ended 12/31/2003	22.19	.27	6.54	6.81	(.21)	-	(.21)	28.79	30.90	2	1.70		1.50		1.08
Class R-2:
Six months ended 6/30/2008(5)	42.30	.19	(3.46)	(3.27)	(.07)	(.26)	(.33)	38.70	(7.72)	506	1.46	(6)	1.43	(6)	.96	(6)
Year ended 12/31/2007	39.92	.70	4.34	5.04	(.59)	(2.07)	(2.66)	42.30	12.61	471	1.46		1.40		1.62
Year ended 12/31/2006	35.29	.30	6.14	6.44	(.24)	(1.57)	(1.81)	39.92	18.26	291	1.54		1.41		.77
Year ended 12/31/2005	32.17	.30	3.14	3.44	(.32)	-	(.32)	35.29	10.73	155	1.64		1.43		.91
Year ended 12/31/2004	28.77	.38	3.34	3.72	(.32)	-	(.32)	32.17	13.02	93	1.76		1.45		1.29
Year ended 12/31/2003	22.18	.30	6.51	6.81	(.22)	-	(.22)	28.77	30.93	45	1.94		1.46		1.19
Class R-3:
Six months ended 6/30/2008(5)	42.38	.29	(3.46)	(3.17)	(.17)	(.26)	(.43)	38.78	(7.49)	1,372	.97	(6)	.94	(6)	1.46	(6)
Year ended 12/31/2007	39.98	.92	4.34	5.26	(.79)	(2.07)	(2.86)	42.38	13.17	1,157	.97		.94		2.12
Year ended 12/31/2006	35.35	.47	6.14	6.61	(.41)	(1.57)	(1.98)	39.98	18.75	525	.99		.96		1.21
Year ended 12/31/2005	32.21	.45	3.16	3.61	(.47)	-	(.47)	35.35	11.26	220	1.01		.98		1.35
Year ended 12/31/2004	28.82	.50	3.33	3.83	(.44)	-	(.44)	32.21	13.41	125	1.05		1.04		1.69
Year ended 12/31/2003	22.21	.40	6.52	6.92	(.31)	-	(.31)	28.82	31.45	66	1.10		1.08		1.60
Class R-4:
Six months ended 6/30/2008(5)	42.39	.35	(3.46)	(3.11)	(.23)	(.26)	(.49)	38.79	(7.35)	1,121	.66	(6)	.64	(6)	1.76	(6)
Year ended 12/31/2007	39.99	1.05	4.34	5.39	(.92)	(2.07)	(2.99)	42.39	13.51	879	.66		.64		2.42
Year ended 12/31/2006	35.36	.59	6.14	6.73	(.53)	(1.57)	(2.10)	39.99	19.12	438	.67		.65		1.52
Year ended 12/31/2005	32.22	.55	3.16	3.71	(.57)	-	(.57)	35.36	11.61	205	.69		.66		1.66
Year ended 12/31/2004	28.83	.60	3.33	3.93	(.54)	-	(.54)	32.22	13.85	80	.69		.69		2.04
Year ended 12/31/2003	22.21	.48	6.53	7.01	(.39)	-	(.39)	28.83	31.91	48	.71		.71		1.94
Class R-5:
Six months ended 6/30/2008(5)	42.46	.41	(3.47)	(3.06)	(.29)	(.26)	(.55)	38.85	(7.22)	1,190	.36	(6)	.34	(6)	2.06	(6)
Year ended 12/31/2007	40.06	1.18	4.34	5.52	(1.05)	(2.07)	(3.12)	42.46	13.81	1,014	.37		.34		2.73
Year ended 12/31/2006	35.41	.71	6.16	6.87	(.65)	(1.57)	(2.22)	40.06	19.50	481	.38		.35		1.83
Year ended 12/31/2005	32.26	.65	3.17	3.82	(.67)	-	(.67)	35.41	11.94	265	.39		.36		1.96
Year ended 12/31/2004	28.86	.68	3.35	4.03	(.63)	-	(.63)	32.26	14.19	141	.39		.39		2.31
Year ended 12/31/2003	22.23	.56	6.53	7.09	(.46)	-	(.46)	28.86	32.34	112	.39		.39		2.30

	Six months ended June 30,	Year ended December 31
	2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	13%	27%	21%	24%	30%	31%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008, through June 30, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and  529 college savings plan accounts  (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2008	Ending account value 6/30/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$926.57	$2.83	.59%
Class A -- assumed 5% return	1,000.00	1,021.93	2.97	.59
Class B -- actual return	1,000.00	923.14	6.46	1.35
Class B -- assumed 5% return	1,000.00	1,018.15	6.77	1.35
Class C -- actual return	1,000.00	922.89	6.69	1.40
Class C -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class F -- actual return	1,000.00	926.48	2.87	.60
Class F -- assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 529-A -- actual return	1,000.00	926.48	3.11	.65
Class 529-A -- assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 529-B -- actual return	1,000.00	922.43	6.98	1.46
Class 529-B -- assumed 5% return	1,000.00	1,017.60	7.32	1.46
Class 529-C -- actual return	1,000.00	922.70	6.98	1.46
Class 529-C -- assumed 5% return	1,000.00	1,017.60	7.32	1.46
Class 529-E -- actual return	1,000.00	925.03	4.55	.95
Class 529-E -- assumed 5% return	1,000.00	1,020.14	4.77	.95
Class 529-F -- actual return	1,000.00	927.31	2.16	.45
Class 529-F -- assumed 5% return	1,000.00	1,022.63	2.26	.45
Class R-1 -- actual return	1,000.00	923.01	6.60	1.38
Class R-1 -- assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class R-2 -- actual return	1,000.00	922.76	6.84	1.43
Class R-2 -- assumed 5% return	1,000.00	1,017.75	7.17	1.43
Class R-3 -- actual return	1,000.00	925.06	4.50	.94
Class R-3 -- assumed 5% return	1,000.00	1,020.19	4.72	.94
Class R-4 -- actual return	1,000.00	926.46	3.07	.64
Class R-4 -- assumed 5% return	1,000.00	1,021.68	3.22	.64
Class R-5 -- actual return	1,000.00	927.78	1.63	.34
Class R-5 -- assumed 5% return	1,000.00	1,023.17	1.71	.34

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

Office of the fund

One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2008, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
>	Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
American Balanced Fund®

•	Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Lit. No. MFGESR-910-0808P

Litho in USA KBDA/L/8083-S16778

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Fundamental InvestorsSM
Investment portfolio

June 30, 2008
		unaudited

	Shares	Market value
Common stocks — 90.54%		(000)

ENERGY — 17.71%
Suncor Energy Inc.	37,566,206	$2,184,168
Tenaris SA (ADR)	10,695,000	796,777
CONSOL Energy Inc.[1]	6,700,000	752,879
Schlumberger Ltd.	6,675,000	717,095
Occidental Petroleum Corp.	6,404,244	575,485
Diamond Offshore Drilling, Inc.	3,150,000	438,291
Murphy Oil Corp.	4,343,636	425,893
EnCana Corp.	3,800,000	348,427
Chevron Corp.	3,185,674	315,796
Petro-Canada	4,890,000	274,276
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,400,000	240,822
Smith International, Inc.	2,685,000	223,231
Devon Energy Corp.	1,764,131	211,978
Baker Hughes Inc.	2,335,500	203,983
Imperial Oil Ltd.	3,608,739	199,044
OAO LUKOIL (ADR)[2]	2,000,000	196,727
StatoilHydro ASA (ADR)	3,017,700	112,802
StatoilHydro ASA[2]	2,017,548	75,450
Marathon Oil Corp.	3,470,000	179,989
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	163,420
Transocean Inc.[3]	1,000,000	152,390
Quicksilver Resources Inc.[3]	2,592,200	100,163
Saipem SpA, Class S2	1,000,000	46,872
Cameco Corp.	846,300	36,405
TOTAL SA2	325,000	27,723
CNX Gas Corp.[3,4]	287,500	12,086
		9,012,172

INFORMATION TECHNOLOGY — 14.92%
Oracle Corp.[3]	41,000,000	861,000
Nokia Corp.[2]	18,900,000	463,257
Nokia Corp. (ADR)	12,196,000	298,802
Cisco Systems, Inc.[3]	30,082,500	699,719
Yahoo! Inc.[3]	33,710,000	696,449
Microsoft Corp.	19,295,000	530,805
Google Inc., Class A3	865,000	455,353
International Business Machines Corp.	3,000,000	355,590
Corning Inc.	12,520,000	288,586
Fidelity National Information Services, Inc.	7,615,000	281,070
Intuit Inc.[3]	9,550,000	263,293
Agilent Technologies, Inc.[3]	6,981,300	248,115
Trend Micro Inc.[2]	6,231,500	205,406
Texas Instruments Inc.	6,900,000	194,304
Apple Inc.[3]	1,000,000	167,440
EMC Corp.[3]	11,395,000	167,393
STMicroelectronics NV2	16,100,000	166,204
Kyocera Corp.[2]	1,725,000	162,258
Microchip Technology Inc.	4,718,000	144,088
Trimble Navigation Ltd.[3]	3,725,000	132,982
Comverse Technology, Inc.[3]	7,684,470	130,252
Paychex, Inc.	3,900,000	121,992
Red Hat, Inc.[3]	5,850,000	121,036
Linear Technology Corp.	2,700,000	87,939
Autodesk, Inc.[3]	2,500,000	84,525
KLA-Tencor Corp.	1,674,500	68,169
ASML Holding NV2	2,609,568	63,595
Hewlett-Packard Co.	1,000,000	44,210
Tyco Electronics Ltd.	1,125,000	40,297
Nortel Networks Corp.[3]	2,800,000	22,962
Murata Manufacturing Co., Ltd.[2]	300,000	14,255
Metavante Technologies, Inc.[3]	496,666	11,235
		7,592,581

INDUSTRIALS — 12.40%
Deere & Co.	8,820,000	636,187
Caterpillar Inc.	7,950,000	586,869
Union Pacific Corp.	6,100,000	460,550
Schneider Electric SA2	3,985,075	429,791
Emerson Electric Co.	7,400,000	365,930
General Electric Co.	12,650,000	337,628
Parker Hannifin Corp.	4,200,000	299,544
General Dynamics Corp.	3,545,800	298,556
Northrop Grumman Corp.	4,166,243	278,722
Mitsubishi Corp.[2]	7,245,800	238,832
Deutsche Post AG2	8,945,000	233,493
Joy Global Inc.	3,000,000	227,490
Tyco International Ltd.	4,265,000	170,771
Boeing Co.	2,500,000	164,300
Raytheon Co.	2,832,732	159,426
Waste Management, Inc.	4,200,000	158,382
Finmeccanica SpA[2]	6,000,000	156,810
European Aeronautic Defence and Space Co. EADS NV2	7,500,000	140,850
KBR, Inc.	3,950,000	137,895
Fastenal Co.	2,870,500	123,891
Lockheed Martin Corp.	1,248,200	123,147
Corporate Executive Board Co.[5]	2,304,200	96,892
United Parcel Service, Inc., Class B	1,400,000	86,058
United Technologies Corp.	1,250,000	77,125
Mitsubishi Heavy Industries, Ltd.[2]	14,446,000	69,297
Grafton Group PLC, units[2,3]	9,500,000	55,209
Roper Industries, Inc.	770,000	50,728
AMR Corp.[3]	8,120,000	41,574
Illinois Tool Works Inc.	836,000	39,718
Kingspan Group PLC[2]	3,500,000	33,876
Allied Waste Industries, Inc.[3]	2,500,000	31,550
		6,311,091

MATERIALS — 9.73%
Syngenta AG2	1,954,750	634,618
Rohm and Haas Co.[5]	10,402,700	483,101
Freeport-McMoRan Copper & Gold Inc.	4,000,000	468,760
Bayer AG, non-registered shares[2]	4,500,000	378,200
USX Corp.	2,000,000	369,560
Potash Corp. of Saskatchewan Inc.	1,509,100	344,935
Alcoa Inc.	8,150,000	290,303
Norsk Hydro ASA[2]	10,840,000	158,067
Norsk Hydro ASA (ADR)[2]	3,500,000	51,036
BHP Billiton Ltd.[2]	4,675,000	199,085
E.I. du Pont de Nemours and Co.	4,500,000	193,005
Weyerhaeuser Co.	3,583,000	183,235
Sigma-Aldrich Corp.	2,900,000	156,194
Rio Tinto PLC[2]	1,266,709	155,360
Mosaic Co.[3]	1,000,000	144,700
Barrick Gold Corp.	3,049,395	138,748
Newmont Mining Corp.	2,500,000	130,400
Cleveland-Cliffs Inc	1,000,000	119,190
CRH PLC[2]	4,037,404	117,577
Vulcan Materials Co.	1,350,000	80,703
RPM International, Inc.	3,440,000	70,864
Monsanto Co.	500,000	63,220
Temple-Inland Inc.	1,500,000	16,905
		4,947,766

HEALTH CARE — 8.58%
Roche Holding AG2	4,925,000	886,567
Merck & Co., Inc.	18,890,800	711,994
Eli Lilly and Co.	13,998,400	646,166
Wyeth	9,000,000	431,640
Abbott Laboratories	4,450,000	235,717
Medtronic, Inc.	4,025,200	208,304
Boston Scientific Corp.[3]	15,150,000	186,194
Shire PLC (ADR)	3,500,000	171,955
Stryker Corp.	2,200,000	138,336
Johnson & Johnson	1,800,000	115,812
C. R. Bard, Inc.	1,100,000	96,745
Aetna Inc.	2,310,000	93,624
Celgene Corp.[3]	1,400,000	89,418
Novo Nordisk A/S, Class B2	1,329,000	87,636
Elan Corp., PLC (ADR)[3]	2,300,000	81,765
CIGNA Corp.	2,175,000	76,973
Medco Health Solutions, Inc.[3]	926,000	43,707
Amgen Inc.[3]	745,700	35,167
Schering-Plough Corp.	902,800	17,776
WellPoint, Inc.[3]	219,953	10,483
		4,365,979

CONSUMER DISCRETIONARY — 7.47%
McDonald’s Corp.	9,906,400	556,938
Lowe’s Companies, Inc.	20,310,000	421,432
Target Corp.	5,540,000	257,555
Johnson Controls, Inc.	7,500,000	215,100
Best Buy Co., Inc.	5,175,000	204,930
Time Warner Inc.	13,500,000	199,800
Fortune Brands Inc.	3,000,000	187,230
Liberty Media Corp., Liberty Interactive, Series A3	10,050,000	148,338
Toyota Motor Corp.[2]	3,000,000	141,360
Sony Corp.[2]	3,000,000	129,121
Garmin Ltd.	3,000,000	128,520
Macy’s, Inc.	6,500,000	126,230
Nikon Corp.[2]	3,977,000	115,790
Starbucks Corp.[3]	7,000,000	110,180
TomTom NV2,3	3,665,000	104,288
Harman International Industries, Inc.	2,370,000	98,094
CBS Corp., Class B	4,900,000	95,501
Amazon.com, Inc.[3]	1,100,000	80,663
Virgin Media Inc.[3]	5,000,000	68,050
Kohl’s Corp.[3]	1,500,000	60,060
Limited Brands, Inc.	3,315,980	55,874
News Corp., Class A	3,650,000	54,896
Yue Yuen Industrial (Holdings) Ltd.[2]	21,355,000	50,661
Penn National Gaming, Inc.[3]	1,500,000	48,225
Weight Watchers International, Inc.	1,070,000	38,103
Chipotle Mexican Grill, Inc., Class A3.	238,832	19,732
Chipotle Mexican Grill, Inc., Class B3	208,000	15,675
General Motors Corp.	2,705,789	31,117
Magna International Inc., Class A	474,300	28,097
Saks Inc.[3]	650,000	7,137
		3,798,697

FINANCIALS — 5.69%
Citigroup Inc.	22,750,000	381,290
Bank of America Corp.	11,160,000	266,389
SunTrust Banks, Inc.	5,700,000	206,454
U.S. Bancorp	6,102,000	170,185
Fannie Mae	8,666,717	169,088
AMP Ltd.[2]	25,000,412	160,049
Marsh & McLennan Companies, Inc.	5,371,000	142,600
Bank of Ireland[2]	15,863,513	138,220
Allied Irish Banks, PLC[2]	8,200,000	126,473
AFLAC Inc.	2,000,000	125,600
Berkshire Hathaway Inc., Class A3	1,000	120,750
Equity Residential, shares of beneficial interest	2,500,000	95,675
AXA SA2	2,745,500	80,971
Irish Life & Permanent PLC[2]	7,000,000	72,396
Freddie Mac	4,321,700	70,876
T. Rowe Price Group, Inc.	1,200,000	67,764
M&T Bank Corp.	949,000	66,942
St.George Bank Ltd.[2]	2,450,279	63,534
CapitalSource Inc.	5,500,954	60,951
Marshall & Ilsley Corp.	3,189,998	48,903
Wells Fargo & Co.	2,005,000	47,619
XL Capital Ltd., Class A	2,180,000	44,821
Bank of New York Mellon Corp.	1,000,000	37,830
Anglo Irish Bank Corp. PLC[2]	3,011,907	27,956
Sovereign Bancorp, Inc.	3,400,000	25,024
MGIC Investment Corp.	4,000,000	24,440
Zions Bancorporation	550,000	17,319
Washington Mutual, Inc.	3,000,000	14,790
Wachovia Corp.	900,000	13,977
National City Corp.[1]	550,000	2,623
PMI Group, Inc.	1,240,000	2,418
		2,893,927

CONSUMER STAPLES — 3.36%
Wal-Mart Stores, Inc.	6,500,000	$ 365,300
PepsiCo, Inc.	4,400,000	279,796
Altria Group, Inc.	11,624,800	239,006
Coca-Cola Co.	3,600,000	187,128
Diageo PLC[2]	6,700,000	123,098
Avon Products, Inc.	2,680,000	96,533
C&C Group PLC[2,5]	16,055,047	88,789
Kraft Foods Inc., Class A	3,100,000	88,195
Tesco PLC[2]	11,700,000	85,945
Unilever NV, depository receipts[2]	2,695,000	76,473
Goodman Fielder Ltd.[2]	31,711,000	42,657
Bunge Ltd.	327,000	35,215
		1,708,135

TELECOMMUNICATION SERVICES — 3.30%
AT&T Inc.	17,612,500	593,365
Verizon Communications Inc.	8,650,000	306,210
Vodafone Group PLC[2]	76,579,000	225,714
KDDI Corp.[2]	34,918	216,556
Sprint Nextel Corp., Series 1	11,900,000	113,050
Qwest Communications International Inc.	23,000,000	90,390
Inmarsat PLC[2]	7,000,000	73,067
Rogers Communications Inc., Class B, nonvoting	1,315,000	51,091
Rogers Communications Inc., Class A	182,900	7,850
		1,677,293

UTILITIES — 3.02%
Questar Corp.	5,000,000	355,200
Exelon Corp.	3,145,000	282,924
American Water Works Co., Inc.[3]	7,785,000	172,672
Electricité de France SA2	1,734,000	164,503
E.ON AG2	800,000	161,199
SUEZ SA2	2,000,000	135,913
Veolia Environnement[2]	2,250,000	125,435
FPL Group, Inc.	1,050,000	68,859
Duke Energy Corp.	3,000,000	52,140
Entergy Corp.	150,000	18,072
		1,536,917

MISCELLANEOUS — 4.36%
Other common stocks in initial period of acquisition		2,216,150

Total common stocks (cost: $38,330,308,000)		46,060,708

Convertible securities — 0.04%

FINANCIALS — 0.04%
National City Corp., Series G, 0% noncumulative convertible preferred[1,2]	235	21,298

Total convertible securities (cost: $23,500,000)		21,298

		unaudited

	Principal amount	Market value
Short-term securities — 9.48%	(000)	(000)

Federal Home Loan Bank 1.71%–2.47% due 7/23/2008–2/23/2009	$1,124,500	$ 1,119,837
Freddie Mac 2.00%–2.553% due 7/2–12/3/2008	814,316	810,467
U.S. Treasury Bills 1.327%–1.851% due 8/14–11/6/2008	405,300	403,781
Fannie Mae due 1.70%–2.14% 8/18/2008–2/24/2009	355,300	352,810
AT&T Inc. 2.10%–2.27% due 7/7–8/19/2008[4]	242,700	242,418
Pfizer Inc. 1.95%–2.27% due 8/8–9/26/2008[4]	204,500	203,589
Wal-Mart Stores Inc. 1.90%–2.10% due 7/7–12/22/2008[4]	191,500	189,377
Procter & Gamble International Funding S.C.A. 2.18%–2.27% due 7/9–9/29/2008[4]	161,100	160,529
Enterprise Funding Corp. 2.44%–2.45% due 7/2–7/18/2008[4]	103,400	103,332
Ranger Funding Co. LLC 2.85% due 8/8/2008[4]	50,000	49,848
Coca-Cola Co. 1.98%–2.16% due 7/17–8/26/2008[4]	147,200	146,918
Variable Funding Capital Corp. 2.65%–2.79% due 8/15–9/15/2008[4]	130,200	129,613
Wells Fargo & Co. 2.19%–2.35% due 7/24–8/12/2008	118,200	117,920
Park Avenue Receivables Co., LLC 2.60%–2.70% due 7/1/2008[4]	53,700	53,696
JPMorgan Chase & Co. 2.50% due 8/11/2008	25,800	25,719
Jupiter Securitization Co., LLC 2.50% due 7/1/2008[4]	23,012	23,010
Ciesco LLC 2.52% due 7/8/2008[4]	39,600	39,578
CAFCO, LLC 2.55%–2.60% due 7/15–7/21/2008[4]	60,000	59,917
Chevron Corp. 2.03%–2.20% due 7/21/2008	53,500	53,431
Chevron Funding Corp. due 7/3/2008	25,000	24,996
Private Export Funding Corp. 2.11%–2.18% due 7/28–11/7/2008[4]	78,300	77,947
Harley-Davidson Funding Corp. 2.10%–2.20% due 7/15–8/4/2008[4]	55,000	54,904
Abbott Laboratories 1.97%–2.10% due 7/10–7/29/2008[4]	52,200	52,131
NetJets Inc. 2.08%–2.17% due 7/9–7/30/2008[4]	50,000	49,942
E.I. duPont de Nemours and Co. 2.17%–2.18% due 8/22–8/29/2008[4]	42,100	41,951
Caterpillar Financial Services Corp. 2.15% due 7/23/2008	40,000	39,945
Johnson & Johnson 2.10% due 8/26/2008[4]	37,500	37,338
Merck & Co. Inc. 2.10%–2.15% due 7/25–8/15/2008	34,400	34,331
Honeywell International Inc. 2.04%–2.05% due 7/9–7/24/2008[4]	33,200	33,170
United Parcel Service Inc. 2.07% due 8/6/2008[4]	25,000	24,934
IBM Corp. 2.16% due 8/19/2008[4]	25,000	24,906
Brown-Forman Corp. 2.15% due 7/1/2008[4]	23,950	23,948
John Deere Capital Corp. 2.03%–2.07% due 7/8–7/29/2008[4]	16,016	15,999

Total short-term securities (cost: $4,823,887,000)		4,822,232

Total investment securities (cost: $43,177,695,000)		50,904,238
Other assets less liabilities		(29,902)

Net assets		$50,874,336

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

CONSOL Energy Inc.	10/2/2003	$61,372	$752,879	1.48%
National City Corp., Series G, 0% noncumulative convertible preferred	4/21/2008	23,500	21,298.04
National City Corp.	4/21/2008	2,750	2,624.01

Total restricted securities		$87,622	$776,801	1.53%

2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $8,784,228,000, which represented 17.27% of the net assets of the fund.
3Security did not produce income during the last 12 months.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,851,081,000, which represented 3.64% of the net assets of the fund.
5Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviation:

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-910-0808O-S15785

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: September 5, 2008

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: September 5, 2008